UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number:  811-08659

The Henssler Funds, Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144
(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and Address of Agent for Service)
With copy to:
 Paul Hastings LLP
1170 Peachtree Street, N.E.
Suite 100
Atlanta, GA 30309

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 90.54%
Consumer Discretionary - 10.93%
Automobiles - 0.69%
Thor Industries, Inc.	7,500	$419,100

Hotels, Restaurants & Leisure - 1.72%
McDonald's Corp.	4,588	458,158
Panera Bread Co. - Class A(1)	1,250	255,150
The Cheesecake Factory, Inc.	5,600	323,344
		1,036,652
Leisure Products - 0.53%
Sturm Ruger & Co., Inc.	5,300	318,106

Media - 2.78%
The Walt Disney Co.	13,996	1,679,520

Multiline Retail - 0.39%
Big Lots, Inc.	5,400	233,172

Specialty Retail - 3.18%
DSW, Inc. - Class A	11,800	383,736
Guess?, Inc.	13,100	286,759
The Gap, Inc.	25,600	933,888
Williams-Sonoma, Inc.	3,700	313,242
		1,917,625
Textiles, Apparel & Luxury Goods - 1.64%
Fossil Group, Inc.(1)	5,750	395,312
VF Corp.	7,700	593,593
		988,905
Total Consumer Discretionary		6,593,080
Consumer Staples - 10.18%
Beverages - 1.80%
PepsiCo, Inc.	11,295	1,088,273

Food & Staples Retailing - 3.57%
CVS Health Corp.	9,990	1,123,575
Wal-Mart Stores, Inc.	14,318	1,030,610
		2,154,185
Food Products - 2.42%
Cal-Maine Foods, Inc.	5,700	308,712
Flowers Foods, Inc.	14,000	303,240
Hormel Foods Corp.	14,300	846,703
		1,458,655
Household Products - 1.96%
The Procter & Gamble Co.	15,400	1,181,180

Tobacco - 0.43%
Universal Corp.	4,500	256,725

Total Consumer Staples		6,139,018
Energy - 5.48%
Energy Equipment & Services - 1.95%
FMC Technologies, Inc.(1)	7,300	239,148

	Shares	Value
Energy Equipment & Services (continued)
Schlumberger, Ltd.	11,300	$935,866
		1,175,014
Oil, Gas & Consumable Fuels - 3.53%
Chevron Corp.	10,400	920,192
Exxon Mobil Corp.	12,578	996,303
World Fuel Services Corp.	5,200	211,380
		2,127,875
Total Energy		3,302,889
Financials - 12.91%
Banks - 4.65%
Commerce Bancshares, Inc.	8,700	409,683
Cullen/Frost Bankers, Inc.	3,300	239,085
People's United Financial, Inc.	29,000	471,830
Prosperity Bancshares, Inc.	4,450	242,925
UMB Financial Corp.	4,450	243,949
US Bancorp	20,000	904,200
Wells Fargo & Co.	5,095	294,848
		2,806,520
Capital Markets - 2.95%
Franklin Resources, Inc.	20,400	929,220
Raymond James Financial, Inc.	4,250	250,750
T Rowe Price Group, Inc.	2,250	173,543
Waddell & Reed Financial, Inc. - Class A	9,400	422,154
		1,775,667
Insurance - 4.40%
AmTrust Financial Services, Inc.	4,900	340,599
Everest Re Group, Ltd.	1,200	219,744
PartnerRe, Ltd.	3,500	475,860
The Travelers Cos., Inc.	12,200	1,294,664
Torchmark Corp.	5,200	320,372
		2,651,239
Real Estate Investment Trusts - 0.39%
Digital Realty Trust, Inc.	3,700	237,799

Thrifs & Mortgage Finance - 0.52%
Oritani Financial Corp.	19,800	311,058

Total Financials		7,782,283
Health Care - 10.42%
Biotechnology - 2.33%
Celgene Corp.(1)	9,138	1,199,363
United Therapeutics Corp.(1)	1,200	203,232
		1,402,595
Health Care Equipment & Supplies - 2.06%
Masimo Corp.(1)	7,900	329,272
Meridian Bioscience, Inc.	16,600	300,294
Teleflex, Inc.	2,300	308,177
Varian Medical Systems, Inc.(1)	3,500	301,245
		1,238,988
Health Care Providers & Services - 3.86%
MEDNAX, Inc.(1)	11,700	990,288
Patterson Cos., Inc.	5,150	258,324
UnitedHealth Group, Inc.	8,900	1,080,460
		2,329,072

	Shares	Value
Life Sciences Tools & Services - 0.56%
Bio-Techne Corp.	3,100	$339,078

Pharmaceuticals - 1.61%
Johnson & Johnson	9,700	972,037

Total Health Care		6,281,770
Industrials - 13.86%
Aerospace & Defense - 1.42%
Precision Castparts Corp.	4,400	857,648

Air Freight & Logistics - 1.76%
Expeditors International of Washington, Inc.	5,300	248,411
United Parcel Service, Inc. - Class B	7,937	812,431
		1,060,842
Commercial Services & Supplies - 0.54%
Rollins, Inc.	11,300	327,700

Construction & Engineering - 0.41%
Jacobs Engineering Group, Inc.(1)	5,900	248,508

Industrial Conglomerates - 1.27%
General Electric Co.	29,385	766,949

Machinery - 1.42%
AGCO Corp.	6,000	330,060
ITT Corp.	7,300	277,400
Lincoln Electric Holdings, Inc.	4,050	245,227
		852,687
Professional Services - 1.63%
ManpowerGroup, Inc.	3,400	307,632
Robert Half International, Inc.	12,255	674,393
		982,025
Road & Rail - 0.81%
Landstar System, Inc.	6,800	489,804

Trading Companies & Distributors - 4.60%
Applied Industrial Technologies, Inc.	7,100	274,273
Fastenal Co.	22,950	960,687
MSC Industrial Direct Co., Inc. - Class A	4,400	313,544
Watsco, Inc.	2,400	307,776
WW Grainger, Inc.	4,000	914,840
		2,771,120
Total Industrials		8,357,283
Information Technology - 18.86%
Communications Equipment - 2.20%
Harris Corp.	3,900	323,466
QUALCOMM, Inc.	15,608	1,004,999
		1,328,465
Electronic Equipment & Instruments - 0.44%
Dolby Laboratories, Inc. - Class A	7,500	263,625

Internet Software & Services - 3.94%
Google, Inc. - Class A(1)	2,650	1,742,375
NIC, Inc.	22,300	402,292
Zillow Group, Inc. - Class A(1)	2,850	232,275
		2,376,942

	Shares	Value
IT Services - 5.28%
Broadridge Financial Solutions, Inc.	8,900	$483,003
Cognizant Technology Solutions Corp. - Class A(1)	16,600	1,047,460
DST Systems, Inc.	2,500	272,875
Teradata Corp.(1)	6,500	241,215
Visa, Inc. - Class A	15,100	1,137,634
		3,182,187
Semiconductors & Semiconductor - 2.00%
First Solar, Inc.(1)	6,000	265,800
Intel Corp.	32,400	937,980
		1,203,780
Software - 2.34%
FactSet Research Systems, Inc.	1,800	298,188
Microsoft Corp.	8,620	402,554
Oracle Corp.	9,413	375,955
Tyler Technologies, Inc.(1)	2,400	334,896
		1,411,593
Technology Hardware, Storage & Peripherals - 2.66%
Apple, Inc.	11,350	1,376,755
Lexmark International, Inc. - Class A	6,700	227,733
		1,604,488
Total Information Technology		11,371,080
Materials - 3.33%
Chemicals - 1.39%
International Flavors & Fragrances, Inc.	5,000	577,950
Westlake Chemical Corp.	4,200	262,374
		840,324
Containers & Packaging - 1.53%
Silgan Holdings, Inc.	4,600	245,962
Sonoco Products Co.	9,050	373,584
WestRock Company(1)	4,800	302,688
		922,234
Metals & Mining - 0.41%
Compass Minerals International, Inc.	3,050	244,000

Total Materials		2,006,558
Utilities - 4.57%
Electric Utilities - 0.84%
OGE Energy Corp.	17,000	505,920

Gas Utilities - 0.65%
New Jersey Resources Corp.	13,500	390,150

Multi Utilities - 2.42%
Public Service Enterprise Group, Inc.	25,500	1,062,585
Vectren Corp.	9,400	395,740
		1,458,325
Water Utilities - 0.66%
American States Water Co.	10,400	400,920

Total Utilities		2,755,315

TOTAL COMMON STOCKS
(COST $47,722,009)		54,589,276

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.29%
Materials Select Sector SPDR® Fund	10,833	$497,777
Utilities Select Sector SPDR® Fund	33,800	1,486,862
		1,984,639
TOTAL EXCHANGE-TRADED FUNDS
(COST $1,893,455)		1,984,639

SHORT-TERM INVESTMENTS - 1.25%
Federated Prime Cash Obligations Fund - Institutional Shares, 7-day Yield 0.08%	750,932	750,932

TOTAL SHORT-TERM INVESTMENTS
(COST $750,932)		750,932

TOTAL INVESTMENTS (95.08%)		57,324,847
(COST $50,366,396)

OTHER ASSETS IN EXCESS OF LIABILITIES (4.92%)		2,966,054

NET ASSETS (100.00%)		$60,290,901

(1)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
SPDR - Standard & Poor Depositary Receipt.

See Notes to Quarterly Schedule of Investments

Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that The Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including The Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2015:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$54,589,276	$–	$–	$54,589,276
Exchange Traded Funds	1,984,639	–	–	1,984,639
Short Term Investments	750,932	–	–	750,932
TOTAL	$57,324,847	$–	$–	$57,324,847

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three  months ended July 31, 2015.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

For the period ended July 31, 2015, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2015 were as follows:

Gross appreciation (excess of value over tax cost)	$8,966,435
Gross depreciation (excess of tax cost over value)	(2,007,984)
Net unrealized appreciation /(depreciation)	$6,958,451
Cost of investments for income tax purposes	$50,366,396

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 24, 2015

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	September 24, 2015